SEMIANNUAL
                                                                          REPORT
                                                                  MARCH 31, 2000
                                                                     (UNAUDITED)

CLOVER FUNDS [Graphic Omitted]
------------------------------
PORTFOLIO OF THE TIP FUNDS

--------------------------------------------------------------------------------
                           Clover Small Cap Value Fund
--------------------------------------------------------------------------------
                            Clover Equity Value Fund
--------------------------------------------------------------------------------
                            Clover Max Cap Value Fund
--------------------------------------------------------------------------------
                            Clover Fixed Income Fund
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

                                                 Value
CLOVER SMALL CAP VALUE FUND         Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (94.1%)
AEROSPACE & DEFENSE (0.2%)
   Avteam, Cl A*                     17,000    $    59
                                               -------
AIR TRANSPORTATION (0.7%)
   Mesa Air Group*                   31,000        194
                                               -------
APPAREL/TEXTILES (1.6%)
   Ashworth*                         30,000        129
   Cone Mills*                        9,000         39
   Dan River, Cl A*                  45,000        290
                                               -------
                                                   458
                                               -------
AUTO PARTS & EQUIPMENT (4.9%)
   Arvin Industries                  18,000        407
   Exide                             40,000        472
   Jason*                            14,000        147
   Monro Muffler Brake*              16,000        133
   TBC*                              32,000        162
   TransPro                          19,500         98
                                               -------
                                                 1,419
                                               -------
BANKS (0.5%)
   Business Bancorp*                  3,750         33
   Clovis Community Bank/CA*          2,750         36
   First Federal Savings & Loan
     of Alpena                        3,000         19
   National Bankshare/VA                196          4
   Ridgestone Financial Services*     2,625         16
   Wake Forest Bancshares             2,000         22
                                               -------
                                                   130
                                               -------
BEAUTY PRODUCTS (0.8%)
   Inter Parfums*                    19,500        244
                                               -------
BROADCASTING, NEWSPAPERS & ADVERTISING (1.3%)
   Spectrian*                         6,000        135
   ValueVision International*         6,000        248
                                               -------
                                                   383
                                               -------
CHEMICALS (2.1%)
   Agrium                            21,500        173
   CPAC                              21,000        157
   Hanna (M.A.)                       7,000         79
   TETRA Technologies*               15,000        201
                                               -------
                                                   610
                                               -------

                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.4%)
   Billing Concepts*                 17,000    $   120
                                               -------
COMMUNICATIONS EQUIPMENT (4.0%)
   Cobra Electronics*                35,000        206
   Corsair Communications*           14,000        268
   Performance Technologies*         14,400        626
   TII Industries*                   21,500         47
                                               -------
                                                 1,147
                                               -------
COMPUTERS & SERVICES (16.9%)
   4Front Technologies*               6,000        125
   Analysts International             9,600         95
   Bell & Howell*                     2,500         78
   Computer Horizons*                20,000        343
   Deltek Systems*                    9,500        145
   Dot Hill Systems*                 15,000        188
   eLoyalty*                          5,000        119
   ENCAD*                            19,000        105
   Epicor Software*                  35,000        298
   Informix*                         27,500        466
   Intelligroup*                      6,500        193
   MAPICS*                           32,700        521
   Mentor Graphics*                  17,000        257
   MicroAge*                        105,000        246
   MicroTouch Systems*                5,500         70
   Printrak International*           16,000        208
   QAD*                              18,000        160
   Rainbow Technologies*              9,000        336
   SPSS*                              3,000         95
   Syntel*                           10,500        156
   Technology Solutions*              5,000         46
   Transaction Systems Architects*   10,300        297
   Versant*                          25,000        336
                                               -------
                                                 4,883
                                               -------
CONSUMER PRODUCTS (6.1%)
   Central Garden & Pet*             12,000        119
   Reebok International*             31,000        287
   Vans*                             85,000      1,371
                                               -------
                                                 1,777
                                               -------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

CLOVER SMALL CAP VALUE FUND                      Value
(Continued)                         Shares       (000)
--------------------------------------------------------------------------------
DRUGS (1.7%)
   Anesta*                            4,100    $    54
   Dura Pharmaceuticals*             15,000        185
   Scios*                            18,000         93
   Zonagen*                          20,000        171
                                               -------
                                                   503
                                               -------
ELECTRICAL SERVICES (2.8%)
   Calpine*                           8,000        752
   NSTAR                              1,489         63
                                               -------
                                                   815
                                               -------
ELECTRONICS (3.6%)
   American Technical Ceramics*       7,500        274
   Barringer Technologies*           15,000         94
   Checkpoint Systems*               31,700        265
   IEC Electronics*                  15,000         45
   II-VI*                             6,100        232
   Thermedics*                       17,300        142
                                               -------
                                                 1,052
                                               -------
ENTERTAINMENT (0.5%)
   Aztar*                            15,000        143
                                               -------
ENVIRONMENTAL SERVICES (0.6%)
   Calgon Carbon                     25,000        164
                                               -------
FINANCIAL SERVICES (1.7%)
   Dain Rauscher                      3,700        244
   Raymond James Financial           12,000        249
                                               -------
                                                   493
                                               -------
FOOD, BEVERAGE & TOBACCO (1.0%)
   Genesee, Cl B                     10,000        210
   M & F Worldwide*                  19,000         83
                                               -------
                                                   293
                                               -------
GAS/NATURAL GAS (1.6%)
   Cascade Natural Gas                8,000        129
   CTG Resources                      2,000         74
   HS Resources*                      7,500        158
   Madison Gas & Electric             6,000        107
                                               -------
                                                   468
                                               -------

                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
IRON & STEEL (0.8%)
   Brush Wellman                      2,000    $    35
   Wolverine Tube*                   16,000        205
                                               -------
                                                   240
                                               -------
HOTELS & LODGING (0.4%)
   Suburban Lodges of America*       20,000        124

                                               -------
INSURANCE (0.6%)
   LaSalle Re Holdings                3,500         48
   MIIX Group                         5,900         82
   Standard Management*              10,000         46
                                               -------
                                                   176
                                               -------
LEISURE PRODUCTS (3.2%)
   Arctic Cat                        22,000        226
   Huffy                              9,000         39
   K2                                26,000        206
   Oakley*                           28,000        298
   Riddell Sports*                   21,500         65
   The North Face*                   22,500         84
                                               -------
                                                   918
                                               -------
MACHINERY (2.6%)
   AGCO                              14,000        159
   Brown & Sharpe Manufacturing,
     Cl A*                           33,800         65
   DT Industries                     15,000        191
   ITEQ*                             77,000         94
   MagneTek*                         13,000        119
   SpeedFam-IPEC*                     6,500        129
                                               -------
                                                   757
                                               -------
MARINE TRANSPORTATION (0.2%)
   Maritrans                          8,300         50
                                               -------
MEDICAL PRODUCTS & SERVICES (6.3%)
   ADAC Laboratories*                15,000        206
   Bio-Rad Labs, Cl A*                3,500         95
   Block Drug, Cl A                   4,243        117
   CHRONIMED*                        14,500        109
   Cyberonics*                        6,500        121
   Eclipse Surgical Technologies*    12,000         89
   Hologic*                          20,000        159
   Laserscope*                       25,000         49

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

CLOVER SMALL CAP VALUE FUND                      Value
(Continued)                         Shares       (000)
--------------------------------------------------------------------------------
   Matria Healthcare*               35,000     $   186
   Pediatrix Medical Group*         13,000          94
   PSS World Medical*               15,000         102
   QuadraMed*                       20,000         115
   Raytel Medical*                  28,000          88
   Serologicals*                    33,000         179
   Trex Medical*                    34,000         102
                                               -------
                                                 1,811
                                               -------
METALS & MINING (0.1%)
   Kinross Gold*                    25,000          39
                                               -------
NUTRITION PRODUCTS (0.3%)
   Nutraceutical International*     20,000          74
                                               -------
OFFICE SUPPLIES (0.3%)
   Hunt                             10,000          89
                                               -------
PAPER & PAPER PRODUCTS (1.5%)
   Gaylord Container*               48,000         306
   Rock-Tenn, Cl A                  12,000         117
                                               -------
                                                   423
                                               -------
PETROLEUM & FUEL PRODUCTS (8.2%)
   Cabot Oil & Gas, Cl A            12,500         226
   Grey Wolf*                       90,000         354
   Key Energy Services*            100,000       1,163
   Parker Drilling*                 61,000         305
   Seven Seas Petroleum*            85,000         170
   Tesoro Petroleum*                 3,300          38
   USEC                             28,000         130
                                               -------
                                                 2,386
                                               -------
PRECIOUS METALS (0.2%)
   Golden Star Resources*           48,000          54
                                               -------
PROFESSIONAL SERVICES (2.7%)
   ICT Group*                       35,200         235
   Modis Professional Services*     12,000         149
   Personnel Group of America*      10,000          61
   ProMedCo Management*             45,000         110
   Right Management Consultants*    17,000         156
   UniFirst                          7,000          79
                                               -------
                                                   790
                                               -------

                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
REAL ESTATE (0.4%)
   Trammell Crow*                   11,500     $   127
                                               -------
REAL ESTATE INVESTMENT TRUSTS (2.4%)
   EastGroup Properties              6,000         129
   Entertainment Properties Trust   10,000         132
   Home Properties of New York      12,600         337
   National Golf Properties          5,000         105
                                               -------
                                                   703
                                               -------
RETAIL (3.9%)
   Cache*                           23,800         137
   DAMARK International, Cl A*       6,000         229
   Duckwall-ALCO Stores*            11,000          89
   J. Jill Group*                   20,000          79
   Tandycrafts*                    104,700         301
   The Elder-Beerman Stores*        25,500         147
   West Marine*                     15,000         149
                                               -------
                                                 1,131
                                               -------
SEMI-CONDUCTORS/INSTRUMENTS (1.2%)
   Exar*                             2,500         179
   Tegal*                           25,700         170
                                               -------
                                                   349
                                               -------
SPECIALTY MACHINERY (0.7%)
   Lennox International             22,110         193
                                               -------
TELEPHONES & TELECOMMUNICATIONS (2.3%)
   CoreComm*                         9,000         396
   GST Telecommunications*          20,000         122
   Primus Telecommunications
     Group*                          3,000         155
                                               -------
                                                   673
                                               -------
TRANSPORTATION SERVICES (0.0%)
   Rural/Metro*                      5,000           6
                                               -------
TRUCKING (1.4%)
   Celadon Group*                   13,000         336
   Old Dominion Freight Line*        5,000          60
                                               -------
                                                   396
                                               -------
    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)
                                  Shares/Face
CLOVER SMALL CAP VALUE FUND         Amount       Value
(Concluded)                          (000)       (000)
--------------------------------------------------------------------------------
VETERINARY SERVICES (1.2%)
   Heska*                            40,000    $   155
   Veterinary Centers of America*    13,500        186
                                               -------
                                                   341
                                               -------
WHOLESALE (0.2%)
   PrimeSource                       12,000         64
                                               -------
TOTAL COMMON STOCKS
   (Cost $22,902)                               27,269
                                               -------
REPURCHASE AGREEMENT (6.4%)
   Morgan Stanley,
     5.80%, dated 03/31/00, matures 04/03/00,
     repurchase price $1,867,132 (collateralized
     by U.S. Treasury Note, par value
     $1,814,918, 7.50%, matures 02/15/05:
     market value $1,913,488)        $1,867      1,867
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,867)                                 1,867
                                               -------
TOTAL INVESTMENTS (100.5%)
   (Cost $24,769)                               29,136
                                               -------
OTHER ASSETS AND LIABILITIES, NET (-0.5%)         (138)
                                               -------

                                                 Value
                                                 (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Capital (unlimited
     authorization -- no par value)
     based on  1,599,013 outstanding
     shares of beneficial interest             $21,565
   Accumulated net investment
     income loss                                   (34)
   Accumulated net realized gain
     on investments                              3,100
   Net unrealized appreciation
     on investments                              4,367
                                               -------
TOTAL NET ASSETS (100.0%)                      $28,998
                                               =======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $18.13
                                                ======

*NON-INCOME PRODUCING SECURITY
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

                                                 Value
CLOVER EQUITY VALUE FUND            Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (97.2%)
AEROSPACE & DEFENSE (3.1%)
   Cordant Technologies              17,000    $   962
   Litton Industries*                15,000        663
                                               -------
                                                 1,625
                                               -------
APPAREL/TEXTILES (1.8%)
   Russell                           65,000        930
                                               -------
BANKS (2.0%)
   Wells Fargo                       25,000      1,023
                                               -------
CHEMICALS (5.9%)
   Agrium                            76,000        613
   Cytec Industries*                 20,000        612
   IMC Global                        40,000        587
   OM Group                          15,000        682
   Omnova Solutions                 100,000        562
                                               -------
                                                 3,056
                                               -------
COMMUNICATION EQUIPMENT (1.4%)
   Loral Space & Communication*      70,000        713
                                               -------
COMPUTERS & SERVICES (28.0%)
   American Management Systems*      35,000      1,533
   Analysts International            81,500        805
   Ceridian*                         50,000        959
   CIBER*                            41,000        841
   Computer Horizons*                46,000        788
   Convergys*                        48,000      1,854
   Informix*                        110,000      1,863
   MAPICS*                           76,500      1,219
   Networks Associates*              25,000        806
   Oracle*                           10,000        781
   Rainbow Technologies*             17,000        635
   Reynolds & Reynolds, Cl A         40,000      1,080
   SunGard Data Systems*             15,000        566
   Technology Solutions*             79,000        721
                                               -------
                                                14,451
                                               -------
CONSUMER PRODUCTS (5.5%)
   Dial                              70,000        963
   Harman International              20,000      1,200
   Sherwin-Williams                  30,000        658
                                               -------
                                                 2,821
                                               -------

                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
DRUGS (1.3%)
   Dura Pharmaceuticals*             55,000    $   677
                                               -------
FINANCIAL SERVICES (5.5%)
   Equifax                           35,000        884
   Nova*                             42,000      1,223
   S1*                                8,500        728
                                               -------
                                                 2,835
                                               -------
GAS/NATURAL GAS (10.0%)
   Dynegy, Cl A                      27,000      1,694
   Eastern Enterprises               27,000      1,617
   MCN Energy                        55,000      1,375
   Northwest Natural Gas             25,000        488
                                               -------
                                                 5,174
                                               -------
INSURANCE (2.3%)
   The PMI Group                     25,000      1,186
                                               -------
MACHINERY (1.4%)
   Lincoln Electric Holdings         30,000        726
                                               -------
MANUFACTURING (2.2%)
   Thermo Electron*                  55,000      1,121
                                               -------
MEDICAL PRODUCTS & SERVICES (1.8%)
   Becton Dickinson                  20,000        526
   Chiron*                            8,000        399
   Parexel International*             2,500         24
                                               -------
                                                   949
                                               -------
PETROLEUM & FUEL PRODUCTS (7.8%)
   Pioneer Natural Resources         65,000        691
   Santa Fe Snyder*                 100,000        963
   Schlumberger                      20,000      1,530
   Union Pacific Resources Group     55,000        798
                                               -------
                                                 3,982
                                               -------
PETROLEUM REFINING (1.7%)
   Transocean Sedco Forex            17,000        872
                                               -------
REAL ESTATE INVESTMENT TRUSTS (1.1%)
   Manufactured Home
     Communities                     25,000        578
                                               -------
RETAIL (1.9%)
   Neiman Marcus Group, Cl A*        35,000        973
                                               -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)
                                    Shares/
CLOVER EQUITY VALUE FUND          Face Amount    Value
(Concluded)                          (000)       (000)
--------------------------------------------------------------------------------
RETAIL FOOD (3.5%)
   Great Atlantic & Pacific Tea      44,000    $   858
   Kroger*                           55,000        966
                                               -------
                                                 1,824
                                               -------
TELEPHONES & TELECOMMUNICATIONS (5.3%)
   Citizens Utilities, Cl B*         90,000      1,474
   GST Telecommunications*           50,000        306
   RSL Communications, Cl A*         40,000        960
                                               -------
                                                 2,740
                                               -------
TRANSPORTATION SERVICES (2.3%)
   Galileo International             50,000      1,203
                                               -------
TRUCKING (1.4%)
   Yellow*                           40,000        738
                                               -------
TOTAL COMMON STOCKS
   (Cost $41,765)                               50,197
                                               -------
CONVERTIBLE BOND (1.0%)
   Meditrust,
     Convertible to
     33.2114 Shares
     7.500%, 03/01/01                   600        522
                                               -------
TOTAL CONVERTIBLE BOND
   (Cost $598)                                     522
                                               -------
REPURCHASE AGREEMENT (1.1%)
   Morgan Stanley,
     5.80%, dated 03/31/00, matures
     04/03/00, repurchase price $541,963
     (collateralized by U.S. Treasury
     Notes, par value $526,545, 7.50%,
     matures 02/15/05: market value
     $555,141)                         $542        542
                                                -------

                                                 Value
                                                 (000)
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $542)                                 $   542
                                               -------
TOTAL INVESTMENTS (99.3%)
   (Cost $42,905)                               51,261
                                               -------
OTHER ASSETS AND LIABILITIES, NET (0.7%)           359
                                               -------
NET ASSETS:
   Portfolio Capital (unlimited
     authorization -- no par value)
     based on 3,498,225 outstanding
     shares of beneficial interest              41,958
   Undistributed net investment income              80
   Accumulated net realized gain
     on investments                              1,226
   Net unrealized appreciation
     on investments                              8,356
                                               -------
TOTAL NET ASSETS (100.0%)                      $51,620
                                               =======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $14.76
                                                ======

*NON-INCOME PRODUCING SECURITY
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

                                                 Value
CLOVER MAX CAP VALUE FUND           Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.3%)
AEROSPACE & DEFENSE (1.8%)
   General Dynamics                     850    $   42
   Litton Industries*                   450        20
   Northrop Grumman                     375        20
                                               ------
                                                   82
                                               ------
APPAREL/TEXTILES (2.2%)
   Liz Claiborne                      2,200       101
                                               ------
AUTO PARTS (0.4%)
   Cummins Engine                       500        19
                                               ------
AUTOMOTIVE (1.9%)
   Ford Motor                           600        28
   General Motors                       700        58
                                               ------
                                                   86
                                               ------
BANKS (3.3%)
   Bank of America                      900        47
   Bank One                             250         9
   First Union                          500        19
   PNC Bank                             375        17
   Union Planters                       450        14
   Washington Mutual                    600        16
   Wells Fargo                          750        31
                                               ------
                                                  153
                                               ------
BEAUTY PRODUCTS (0.3%)
   International Flavors & Fragrances   350        12
                                               ------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.7%)
   Chris-Craft Industries*              257        16
   RH Donnelley                         800        14
                                               ------
                                                   30
                                               ------
COMMERCIAL SERVICES (0.3%)
   Cendant*                             700        13
                                               ------
COMMUNICATIONS EQUIPMENT (1.0%)
   ADC Telecommunications*              900        48
                                               ------
COMPUTERS & SERVICES (19.1%)
   3Com*                                300        17
   Adobe Systems                        500        56


                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
   Autodesk                           1,100    $   50
   Compaq Computer                    2,800        75
   Computer Associates                1,150        68
   Computer Sciences*                   575        45
   International Business Machines      425        50
   J.D. Edwards & Company*              750        24
   Lexmark International Group, Cl A*   200        21
   Lycos*                               250        18
   Micron Electronics*                3,000        42
   Microsoft*                         1,300       138
   NCR*                                 250        10
   Networks Associates*               3,100       100
   Oracle*                              600        47
   Parametric Technology*             1,000        21
   SAP AG ADR                           800        48
   Seagate Technology*                  600        36
   Transaction Systems Architects*      400        12
                                               ------
                                                  878
                                               ------
CONSUMER PRODUCTS (2.2%)
   Fortune Brands                       300         7
   HJ Heinz                             600        21
   Johnson & Johnson                    325        23
   Playtex Products*                    900        12
   Sherwin-Williams                   1,700        37
                                               ------
                                                  100
                                               ------
DRUGS (2.2%)
   American Home Products               425        23
   Bristol-Myers Squibb                 900        52
   Eli Lilly                            275        17
   Merck                                150         9
                                               ------
                                                  101
                                               ------
ELECTRICAL PRODUCTS (2.0%)
   General Electric                     600        93
                                               ------
ENTERTAINMENT (3.1%)
   Mattel                             5,600        58
   Walt Disney                        2,000        83
                                               ------
                                                  141
                                               ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

                                                Value
CLOVER MAX CAP VALUE FUND          Shares       (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (4.9%)
   Citigroup                          1,750    $  104
   Merrill Lynch                        550        58
   Morgan Stanley, Dean Witter,
     & Company                          525        43
   The Charles Schwab                   375        21
                                               ------
                                                  226
                                               ------
FOOD, BEVERAGE & TOBACCO (3.6%)
   Bestfoods                            250        12
   ConAgra                              450         8
   McCormick                            900        29
   Ralston-Ralston Purina Group       2,000        55
   Sara Lee                           1,200        22
   Tyson Foods                        3,400        38
                                               ------
                                                  164
                                               ------
GAS/NATURAL GAS (2.2%)
   Dynegy, Cl A                       1,000        63
   National Fuel Gas                    400        18
   Northwest Natural Gas              1,100        21
                                               ------
                                                  102
                                               ------
HOUSEHOLD PRODUCTS (0.7%)
   Alberto-Culver, Cl B                 850        20
   Allergan                             250        12
                                               ------
                                                   32
                                               ------
INSURANCE (1.6%)
   Allstate                             700        17
   American International Group         425        47
   SAFECO                               400        11
                                               ------
                                                   75
                                               ------
LUMBER & WOOD PRODUCTS (0.6%)
   Georgia-Pacific                      700        28
                                               ------
MACHINERY (2.3%)
   Deere                              1,250        47
   Eaton                                275        21
   Timken                             2,300        37
                                               ------
                                                  105
                                               ------

                                                 Value
                                    Shares       (000)
--------------------------------------------------------------------------------
MANUFACTURING (0.8%)
   Thermo Electron*                   1,800    $   37
                                               ------
MEDICAL PRODUCTS & SERVICES (3.9%)
   Baxter International                 250        16
   Becton Dickinson                     350         9
   Boston Scientific*                 1,400        30
   Columbia/HCA Healthcare            1,000        25
   Humana*                            4,500        33
   Pall                                 700        16
   Stryker                              250        17
   Tenet Healthcare*                    700        16
   United Healthcare                    325        19
                                               ------
                                                  181
                                               ------
METALS & MINING (0.2%)
   Newmont Mining                       350         8
                                               ------
MISCELLANEOUS BUSINESS SERVICES (0.3%)
   First Data                           350        15
                                               ------
NETWORKING PRODUCTS (0.3%)
   Adaptec*                             350        13
                                               ------
PAPER & PAPER PRODUCTS (1.3%)
   Fort James                           800        18
   International Paper                  275        12
   Smurfit-Stone Container*           1,000        17
   Temple-Inland                        225        11
                                               ------
                                                   58
                                               ------
PETROLEUM & FUEL PRODUCTS (2.8%)
   Conoco, Cl A                         500        12
   Halliburton                          600        25
   Occidental Petroleum               1,400        29
   Schlumberger                         400        31
   Unocal                             1,125        33
                                               ------
                                                  130
                                               ------
PETROLEUM REFINING (6.7%)
   BP Amoco Plc-Spons ADR             1,164        62
   Chevron                              300        28
   Devon Energy                       1,300        63
   Diamond Offshore Drilling            800        32
   Exxon Mobil                          350        27

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

CLOVER MAX CAP VALUE FUND                        Value
(Concluded)                         Shares       (000)
--------------------------------------------------------------------------------
   Global Marine*                       900    $   23
   Texaco                               700        38
   Transocean Sedco Forex                77         4
   Vastar Resources                     425        32
                                               ------
                                                  309
                                               ------
PRINTING & PUBLISHING (0.6%)
   Tribune                              800        29
                                               ------
REAL ESTATE INVESTMENT TRUSTS (5.9%)
   AMB Property                       1,600        34
   Camden Property Trust                800        22
   Equity Office Properties Trust       800        20
   Equity Residential Properties Trust  650        26
   First Industrial Realty Trust      2,925        80
   Mack-Cali Realty                     375        10
   Post Properties                      200         8
   Prentiss Properties                1,500        33
   Spieker Properties                   800        36
                                               ------
                                                  269
                                               ------
RESTAURANTS (0.7%)
   Tricon Global Restaurants*           650        20
   Wendy's International                600        12
                                               ------
                                                   32
                                               ------
RETAIL (0.4%)
   Tandy                                400        20
                                               ------
RETAIL FOOD (0.7%)
   Safeway*                             700        32
                                               ------
SEMI-CONDUCTORS/INSTRUMENTS (6.4%)
   Analog Devices*                      650        52
   Applied Materials*                   300        28
   Intel                                700        92
   LSI Logic*                           750        54
   Micron Technology                    400        50
   National Semiconductor*              350        21
                                               ------
                                                  297
                                               ------
TELECOMMUNICATIONS EQUIPMENT (2.5%)
   Broadwing*                           600        22
   ECI Telecom                        1,050        33
   GTE                                  200        14
   Nippon Telegraph & Telephone         600        47
                                               ------
                                                  116
                                               ------
                                    Shares/
                                  Face Amount    Value
                                     (000)       (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (8.4%)
   ALLTEL                               775    $   49
   AT&T                               1,525        86
   Bell Atlantic                        225        14
   BellSouth                            300        14
   EMC*                                 250        31
   SBC Communications                   550        23
   Talk.com*                          5,300        85
   US West                            1,150        84
                                               ------
                                                  386
                                               ------
TOTAL COMMON STOCKS
   (Cost $4,070)                                4,521
                                               ------
REPURCHASE AGREEMENT (1.2%)
   Morgan Stanley,
     5.80%, dated 03/31/00, matures
     04/03/00, repurchase price $53,183
     (collateralized by U.S. Treasury
     Note, par value $51,696, 7.50%,
     matures 02/15/05: market value
     $54,503)                           $53        53
                                               ------
TOTAL REPURCHASE AGREEMENT
   (Cost $53)                                      53
                                               ------
TOTAL INVESTMENTS (99.5%)
   (Cost $4,123)                                4,574
                                               ------
OTHER ASSETS AND LIABILITIES, NET (0.5%)           21
                                               ------
TOTAL NET ASSETS (100.0%)                      $4,595
                                               ======
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)
                                      Face
                                     Amount      Value
CLOVER FIXED INCOME FUND             (000)       (000)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (41.1%)
BUILDING & CONSTRUCTION PRODUCTS (0.6%)
   Masco
     6.125%, 09/15/03                $  200    $   192
                                               -------
ELECTRICAL SERVICES (1.5%)
   Pacific Gas & Electric
     7.875%, 03/01/02                   500        504
                                               -------
ENTERTAINMENT (3.3%)
   Mattel
     6.750%, 05/15/00                   350        350
   Walt Disney
     6.375%, 03/30/01                   750        744
                                               -------
                                                 1,094
                                               -------
FINANCIAL SERVICES (1.5%)
   Pitney Bowes Credit
     5.650%, 01/15/03                   500        483
                                               -------
FOOD, BEVERAGE & TOBACCO (5.8%)
   Anheuser Busch
     6.750%, 08/01/03                   750        741
   Canandaigua Brands
     8.750%, 12/15/03                 1,250      1,209
                                               -------
                                                 1,950
                                               -------
GAS/NATURAL GAS (9.9%)
   Amoco Canada
     6.750%, 02/15/05                 1,500      1,470
   Chevron
     8.110%, 12/01/04                   360        366
   Columbia Gas Systems
     6.610%, 11/28/02                 1,000        971
   Texaco Capital
     7.420%, 07/15/02                   500        503
                                               -------
                                                 3,310
                                               -------
MEDICAL PRODUCTS & SERVICES (7.6%)
   Abbott Laboratories
     5.600%, 10/01/03                   700        671
   Eli Lilly
     8.125%, 12/01/01                   250        254
     6.250%, 03/15/03                 1,150      1,121
   Zeneca Wilmington
     6.300%, 06/15/03                   500        486
                                               -------
                                                 2,532
                                               -------
                                     Face
                                    Amount      Value
                                    (000)       (000)
--------------------------------------------------------------------------------
PRINTING & PUBLISHING (1.1%)
   Knight-Ridder
     8.500%, 09/01/01                $  377   $    378
                                               -------
RETAIL (1.2%)
   Wal-Mart Stores
     8.625%, 04/01/01                   400        406
                                               -------
UTILITIES (8.6%)
   Detroit Edison
     6.560%, 05/01/01                   500        497
   Northern Illinois Gas
     6.750%, 06/01/02                 1,000        992
   Northern States Power
     7.875%, 10/01/01                   650        657
     5.875%, 03/01/03                   750        724
                                               -------
                                                 2,870
                                               -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $13,992)                               13,719
                                               -------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS (18.9%)
   FHLMC, CMO/REMIC,
     Ser 1561, Cl H
     6.500%, 05/15/08                   750        731
   FHLMC, Pool # 252641
     8.000%, 07/01/07                     3          3
   FHLMC, Pool # 277449
     8.500%, 09/01/09                     6          6
   FHLMC, REMIC,
     Ser 1546, Cl H
     7.000%, 12/15/22                   390        373
   FNMA, CMO/REMIC,
     Ser 1992-193, Cl HC
     7.000%, 01/25/07                 1,000        986
   FNMA, Pool # 369214
     5.000%, 04/01/09                   305        273
   FNMA, REMIC,
     Ser 1993-118 Cl G
     6.500%, 11/25/06                 1,000        994
   FNMA, REMIC,
     Ser 1993-95, Cl PE
     6.500%, 10/25/07                   750        745
   FNMA, REMIC,
     Ser 1994-17, Cl H
     6.000%, 02/25/09                   750        708

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 2000                                                       (Unaudited)
                                     Face
CLOVER FIXED INCOME FUND            Amount      Value
(Continued)                         (000)       (000)
--------------------------------------------------------------------------------
   FNMA, REMIC,
     Ser G93-21, Cl VE
     6.600%, 11/25/07                $  184    $   177
   GNMA, Pool # 013125
     8.000%, 10/15/06                    25         26
   GNMA, Pool # 187899
     8.000%, 05/15/17                   113        114
   GNMA, Pool # 196477
     10.000%, 04/15/10                   58         62
   GNMA, Pool # 202886
     8.000%, 03/15/17                   127        128
   GNMA, Pool # 221235
     8.500%, 07/15/17                    67         69
   GNMA, Pool # 331786
     8.000%, 08/15/22                   146        148
   GNMA, Pool # 376400
     6.500%, 02/15/24                   828        781
                                               -------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
   (Cost $6,487)                                 6,324
                                               -------
U.S. TREASURY OBLIGATIONS (34.9%)
   U.S. Treasury Bonds
     7.250%, 05/15/16                 2,000      2,206
     7.500%, 11/15/16                 1,000      1,132
     8.125%, 05/15/21                   750        920
     7.250%, 08/15/22                 1,500      1,696
     6.375%, 08/15/27                 1,750      1,822
   U.S. Treasury Notes
     7.250%, 05/15/04                   150        155
     5.625%, 02/15/06                 1,500      1,449
     7.000%, 07/15/06                   750        775
     6.500%, 10/15/06                 1,500      1,513
                                               -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $11,961)                               11,668
                                               -------
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.4%)
   FNMA, MTN
        6.920%, 03/19/07                555        550
   Private Export Funding
        6.620%, 10/01/05                250        248
                                               -------

                                     Face
                                    Amount      Value
                                    (000)       (000)
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $857)                                 $   798
                                               -------
REPURCHASE AGREEMENT (1.3%)
   Morgan Stanley,
     5.80%, dated 03/31/00, matures
     04/03/00, repurchase price $419,258
     (collateralized by U.S. Treasury
     Note, par value $425,888, 7.50%,
     matures 02/15/05: market value
     $429,667)                         $419        419
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $419)                                     419
                                               -------
TOTAL INVESTMENTS (98.6%)
   (Cost $33,716)                               32,928
                                               -------
OTHER ASSETS AND LIABILITIES, NET (1.4%)           483
                                               -------
NET ASSETS:
   Portfolio Capital (unlimited
     authorization -- no par value)
     based on 3,521,468 outstanding
     shares of beneficial interest              34,495
   Undistributed net investment income               7
   Accumulated net realized loss
     on investments                               (303)
   Net unrealized depreciation
     on investments                               (788)
                                               -------
TOTAL NET ASSETS (100.0%)                      $33,411
                                               =======
   Net Asset Value, Offering and
     Redemption Price Per Share                  $9.49
                                                 =====

CL -- CLASS
CMO --  COLLATERALIZED  MORTGAGE  OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL  NATIONAL  MORTGAGE  ASSOCIATION
GNMA -- GOVERNMENT NATIONAL  MORTGAGE  ASSOCIATION
MTN -- MEDIUM  TERM NOTE
REMIC -- REAL  ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)                           CLOVER FUNDS
                                                                     (Unaudited)

                                                              CLOVER  MAX CAP
                                                                VALUE FUND
                                                              ---------------
                                                                   AS OF
                                                                  3/31/00
--------------------------------------------------------------------------------
Assets:
   Investment securities at value (Cost $4,123) .............     $4,574
   Income receivable ........................................          8
   Receivable for investment securities sold ................        281
   Receivable for capital shares sold .......................          9
     Other Assets ...........................................         31
--------------------------------------------------------------------------------
     Total Assets ...........................................      4,903
--------------------------------------------------------------------------------
Liabilities:
   Income payable ...........................................        (10)
   Payable for investment securities purchased ..............       (273)
     Accrued expenses .......................................        (25)
--------------------------------------------------------------------------------
     Total Liabilities ......................................       (308)
--------------------------------------------------------------------------------
Net Assets:
   Portfolio capital (unlimited authorization--
      no par value) based on 381,682 outstanding
      shares of beneficial interest .........................      4,146
   Accumulated net realized loss on investments .............         (2)
   Net unrealized appreciation of investments ...............        451
--------------------------------------------------------------------------------
     Total Net Assets .......................................     $4,595
================================================================================
Net Asset Value, Offering Price, and
   Redemption Price Per Share ...............................     $12.04
================================================================================


 The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                       CLOVER FUNDS
For the six-month period ended March 31, 2000                        (Unaudited)

                                                               CLOVER        CLOVER       CLOVER        CLOVER
                                                              SMALL CAP      EQUITY       MAX CAP        FIXED
                                                               VALUE         VALUE        VALUE         INCOME
                                                                FUND          FUND         FUND          FUND
---------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ..............................................   $   82         $  384        $ 30         $   --
   Interest ...............................................       31             57           5          1,061
---------------------------------------------------------------------------------------------------------------
     Total Investment Income ..............................      113            441          35          1,061
---------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ...............................       91            198          13             74
   Investment Advisory Fee Waiver .........................      (10)            --         (13)           (40)
   Administrator Fees .....................................       33             33          32             33
   Custodian Fees .........................................        2              3           1              2
   Transfer Agent Fees ....................................       12             30          15             25
   Professional Fees ......................................        9             10           6             14
   Trustee Fees ...........................................        1             --           1              1
   Registration Fees ......................................        5              7          --              6
   Pricing Fees ...........................................        1             --          --              2
   Printing Expense .......................................        2              5          (1)             5
   Amortization of Deferred Organizational Costs ..........        1              1           5              1
   Insurance and Other Fees ...............................       --              1          --             --
---------------------------------------------------------------------------------------------------------------
     Total Expenses .......................................      147            288          59            123
---------------------------------------------------------------------------------------------------------------
   Less: Reimbursements by Adviser ........................       --             --         (42)            --
---------------------------------------------------------------------------------------------------------------
     Total Net Expenses ...................................      147            288          17            123
---------------------------------------------------------------------------------------------------------------
         Net Investment Income (Loss) .....................      (34)           153          18            938
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Securities Sold ..........    3,151          1,868           6           (140)
   Net Unrealized Appreciation of Investment Securities....    4,299          6,339         502             92
---------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
         on Investments ...................................    7,450          8,207         508            (48)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations .....................................   $7,416         $8,360        $526         $  890
---------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                    CLOVER SMALL CAP
                                                                       VALUE FUND
                                                                -------------------------
                                                                         FOR THE
                                                                  SIX-MONTH        YEAR
                                                                PERIOD ENDED       ENDED
                                                                   3/31/00        9/30/99
-----------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income Gain (Loss) ........................     $   (34)       $   (17)
   Net Realized Gain (Loss) on Securities Sold ..............       3,151          1,818
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ..................................       4,299          1,161
-----------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
       from Operations ......................................       7,416          2,962
-----------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ....................................          --             --
   Realized Capital Gain ....................................      (1,422)          (327)
-----------------------------------------------------------------------------------------------
     Total Distributions ....................................      (1,422)          (327)
-----------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ..............................      12,938          3,059
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .....................................       1,407            323
   Cost of Shares Redeemed ..................................      (7,835)        (5,185)
-----------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From
       Capital Share Transactions ...........................       6,510         (1,803)
-----------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets ................      12,504            832
-----------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ....................................      16,494         15,662
-----------------------------------------------------------------------------------------------
     End of Period(1) .......................................     $28,998        $16,494
===============================================================================================
Shares Issued and Redeemed:
   Issued ...................................................         789            240
   Issued in Lieu of Cash Distributions .....................          97             27
   Redeemed .................................................        (490)          (427)
-----------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions ..........         396           (160)
-----------------------------------------------------------------------------------------------
(1) Includes undistributed net investment income (loss) and/or distributions in excess of net investment income (000) of $(34) and $0 for the Clover Small
    Cap Value Fund, $80 and $80 for the Clover Equity Value Fund, and $7 and $7
    for the Clover Fixed Income Fund, as of March 31, 2000, and September 30,
    1999, respectively.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part ofthe financial statements.

14



                      CLOVER EQUITY                      CLOVER MAX CAP                 CLOVER FIXED
                       VALUE FUND                          VALUE FUND                    INCOME FUND
                 ------------------------            ------------------------      -----------------------
                         FOR THE                             FOR THE                       FOR THE
                SIX-MONTH        YEAR              SIX-MONTH        YEAR         SIX-MONTH         YEAR
               PERIOD ENDED      ENDED            PERIOD ENDED      ENDED       PERIOD ENDED       ENDED
                 3/31/00        9/30/99              3/31/00        9/30/99        3/31/00         9/30/99
----------------------------------------------------------------------------------------------------------
             $    153           $    928             $   18          $   30       $   938         $ 1,807
                1,868             14,773                  6             278          (140)           (138)

                6,339            (10,436)               502             158            92          (2,256)
----------------------------------------------------------------------------------------------------------

                8,360              5,265                526             466           890            (587)
----------------------------------------------------------------------------------------------------------

                 (153)              (927)               (18)            (30)         (938)         (1,807)
              (11,807)            (3,802)              (274)            (12)           --            (653)
----------------------------------------------------------------------------------------------------------
              (11,960)            (4,729)              (292)            (42)         (938)         (2,460)
----------------------------------------------------------------------------------------------------------

               11,922             21,142              1,879           1,117         5,464          11,824

               11,379              4,641                291              51           893           2,316
              (27,683)           (57,523)              (534)           (643)       (5,627)        (11,739)
----------------------------------------------------------------------------------------------------------

               (4,382)           (31,740)             1,636             525           730           2,401
----------------------------------------------------------------------------------------------------------
               (7,982)           (31,204)             1,870             949           682            (646)
----------------------------------------------------------------------------------------------------------

               59,602             90,806              2,725           1,776        32,729          33,375
----------------------------------------------------------------------------------------------------------
              $51,620           $ 59,602             $4,595          $2,725       $33,411         $32,729
==========================================================================================================

                  795              1,323                164              97           583           1,204
                  872                295                 26               5            95             235
               (1,912)            (3,603)               (46)            (57)         (600)         (1,202)
----------------------------------------------------------------------------------------------------------
                 (245)            (1,985)               144              45            78             237
----------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                CLOVER FUNDS
For a Share Outstanding Throughout each Period                       (Unaudited)



          Net              Realized and                                   Net
         Asset      Net     Unrealized   Distributions  Distributions    Asset
         Value   Investment   Gains or      from Net        from         Value
       Beginning   Income   (Losses) on    Investment      Capital        End      Total
       of Period   (Loss)   Investments      Income         Gains      of Period  Return+
       --------- ---------- -----------  -------------  -------------  ---------  -------

---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
2000*    $13.71    (0.02)       5.68           --           (1.24)       $18.13     43.61%
1999      11.49    (0.01)       2.48           --           (0.25)        13.71     21.82
1998      15.94    (0.06)      (3.22)          --           (1.17)        11.49    (21.25)
1997(1)   10.87    (0.04)       5.24           --           (0.13)        15.94     48.23
1996(2)   10.00     0.02        0.88        (0.03)             --         10.87      8.97
------------------------
CLOVER EQUITY VALUE FUND
------------------------
2000*    $15.92     0.04        2.30        (0.04)          (3.46)       $14.76     17.69%
1999      15.85     0.21        0.74        (0.21)          (0.67)        15.92      6.13
1998      18.99     0.15       (1.12)       (0.15)          (2.02)        15.85     (6.00)
1997(1)   16.20     0.18        3.54        (0.18)          (0.75)        18.99     23.86
1996      15.29     0.19        2.15        (0.22)          (1.21)        16.20     16.47
1995      13.74     0.24        2.46        (0.22)          (0.93)        15.29     21.25
1994      11.94     0.08        2.01        (0.08)          (0.21)        13.74     17.80
-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
2000*    $11.43     0.05        1.65        (0.05)          (1.04)       $12.04     15.68%
1999       9.21     0.13        2.27        (0.13)          (0.05)        11.43     26.17
1998(3)   10.00     0.15       (0.79)       (0.15)             --          9.21     (6.52)
------------------------
CLOVER FIXED INCOME FUND
------------------------
2000*    $ 9.50     0.27       (0.01)       (0.27)             --        $ 9.49      2.78%
1999      10.41     0.53       (0.71)       (0.53)          (0.20)         9.50     (1.78)
1998       9.92     0.57        0.51        (0.57)          (0.02)        10.41     11.32
1997(1)    9.85     0.54        0.16        (0.54)          (0.09)         9.92      7.43
1996       9.89     0.59        0.01        (0.59)          (0.05)         9.85      6.26
1995       9.14     0.58        0.77        (0.58)          (0.02)         9.89     15.27
1994      10.85     0.57       (0.92)       (0.57)          (0.79)         9.14     (3.54)

                                                                    Ratio of Net
                                                     Ratio of        Investment
                                     Ratio of Net    Expenses       Income (Loss)
                 Net                  Investment    to Average       to Average
               Assets      Ratio        Income      Net Assets       Net Assets
                 End    of Expenses    or (Loss)    (Excluding       (Excluding    Portfolio
              of Period  to Average   to Average   Waivers and      Waivers and     Turnover
                (000)    Net Assets   Net Assets  Reimbursements)  Reimbursements)    Rate
              --------- -----------   ----------  --------------   ---------------  --------

---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
2000*          $ 28,998      1.38%        (0.32)%       1.47%           (0.41)%       47.02%
1999             16,494      1.40         (0.10)        1.72            (0.42)        79.93
1998             15,662      1.40         (0.50)        1.84            (0.94)        70.02
1997(1)          15,279      1.40         (0.64)        2.43            (1.67)        59.03
1996(2)           4,495      1.40         (0.03)        5.29            (3.92)        14.17
------------------------
CLOVER EQUITY VALUE FUND
------------------------
2000*          $ 51,620      1.08%         0.57%        1.82%           (0.17)%       54.68%
1999             59,602      0.95          1.21         0.95             1.21         98.85
1998             90,806      1.10          0.82         1.12             0.80         42.10
1997(1)         117,859      1.10          1.18         1.15             1.13         51.64
1996             85,050      1.10          1.32         1.21             1.21         51.36
1995             51,647      1.10          1.82         1.20             1.72         84.76
1994             25,249      1.14          0.71         1.30             0.55         58.44
-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
2000*          $  4,595      0.95%         1.03%        4.11%           (2.13)%       50.85%
1999              2,725      0.95          1.20         4.13            (1.98)         92.2
1998(3)           1,776      0.95          1.82        11.40            (8.63)        62.71
------------------------
CLOVER FIXED INCOME FUND
------------------------
2000*          $ 33,411      0.75%         5.71%        1.00%            5.46%         9.62%
1999             32,729      0.75          5.40         0.97             5.18         28.47
1998             33,375      0.75          5.67         0.99             5.43         27.07
1997(1)          23,677      0.75          6.03         1.02             5.76         11.83
1996             19,731      0.80          6.00         1.11             5.69         24.52
1995             14,685      0.80          6.13         1.40             5.53         35.84
1994              9,762      0.80          5.88         1.46             5.22         11.11

* For the six-month period ended March 31. All ratios are for the period indicated and have been annualized.
+   Returns are for the periods indicated and have not been annualized.
(1) On June 25, 1997 the Board of Trustees of TIP Funds approved a change in the Clover Funds' fiscal year end from October 31 to September 30, effective September 30, 1997. All ratios are for the period indicated and have been annualized.
(2) The Clover Small Cap Value Fund commenced operations on February 28, 1996. All ratios are for the period indicated and have been annualized.
(3) The Clover Max Cap Value Fund commenced operations on October 31, 1997. All ratios are for the period indicated and have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                       CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

1. ORGANIZATION:

TIP FUNDS (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 19 portfolios. The financial statements included herein are those of the Clover Small Cap Value Fund, the Clover Equity Value Fund, the Clover Max Cap Value Fund and the Clover Fixed Income Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of the default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

NOTES TO FINANCIAL STATEMENTS (Continued)                           CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid quarterly to Shareholders for the Clover Small Cap Value Fund, the Clover Equity Value Fund, and the Clover Max Cap Value Fund and declared daily and paid monthly for the Clover Fixed Income Fund. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These classifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organization costs have been capitalized by the Funds and are being amortized over sixty months. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of .09% of the average daily net assets of the Trust up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and .04% of such assets in excess of $2 billion. There is a minimum annual fee of $65,000 per Fund payable to the Administrator for services rendered to the Funds under The Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor (CCM Securities, Inc.) are parties to a Distribution Agreement dated June 25, 1997. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Clover Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .85% of the average daily net assets of the Clover Small Cap Value Fund, .74% of the average daily net assets of the

NOTES TO FINANCIAL STATEMENTS (Concluded)                           CLOVER FUNDS
March 31, 2000                                                       (Unaudited)

Clover Equity Value Fund and the Clover Max Cap Value Fund, and .45% of the average daily net assets of the Clover Fixed Income Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the expenses of the Funds) in order to limit operating expenses to not more than 1.20% of the average daily net assets for net assets below $20 million and to not more than 1.10% for net assets of $20 million or more for the Clover Equity Value Fund. Operating expenses for the Clover Fixed Income Fund are limited to not more than .80% of the average daily net assets for net assets below $20 million and to not more than .75% for net assets of $20 million or more. Operating expenses for the Clover Small Cap Value Fund and the Clover Max Cap Value Fund are limited to 1.40% and .95%, respectively, of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 2000, are as follows
(000):

                  CLOVER   CLOVER    CLOVER    CLOVER
                SMALL CAP  EQUITY    MAX CAP    FIXED
                  VALUE    VALUE     VALUE     INCOME
                   FUND     FUND      FUND      FUND
                ---------  -------   -------   ------
Purchases
  Government     $    --   $    --   $   --   $3,712
  Other           13,840    28,586    2,992    1,269
Sales
  Government     $    --   $    --   $   --   $1,891
  Other            9,563    42,571    1,706      904

At March 31, 2000, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2000, is as follows (000):

                  CLOVER   CLOVER    CLOVER    CLOVER
                SMALL CAP  EQUITY    MAX CAP    FIXED
                  VALUE    VALUE     VALUE     INCOME
                   FUND     FUND      FUND      FUND
                ---------  -------   -------   ------
  Aggregate
  gross
  unrealized
  appreciation    $7,454   $11,289    $ 725     $ 128

  Aggregate
  gross
  unrealized
  depreciation    (3,087)   (2,933)   (2,74)     (916)
                  -------  --------   -----     -----
  Net unrealized
  appreciation/
  (depreciation)  $4,367   $ 8,356    $ 451     $(788)
                  ======   =======    =====     =====

7. CONCENTRATION OF CREDIT RISK:

The Clover Fixed Income Fund invests primarily in fixed income securities which are rated in the top four rating categories by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or if not rated, determined by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The summary of credit quality rating for securities held by the Fund at March 31, 2000, is as follows:

                    S&P                MOODY'S
              ---------------       --------------
Bonds:        AAA      57.62%       AAA     57.99%
              AA       23.17%       AA      22.67%
              A        12.25%       A        7.77%
              BAA       1.06%       BBB      4.01%
              BB        0.00%       BA       0.00%
              B         3.67%       B        3.67%
              NR        2.22%       NR       3.89%
                      ------               ------
                      100.00%              100.00%

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805

INVESTMENT ADVISER
Clover Capital Management, Inc.

DISTRIBUTOR
CCM Securities, Inc.

ADMINISTRATOR
SEI Investments Mutual Funds Services

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
Ernst & Young LLP








To open an account, receive account information, make inquiries, or request literature simply call 1-800-224-6312

THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE CLOVER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.